Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2018, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2017	9,302,140	$27.27	2.7
Granted	—	—
Exercised	(2,539,135)	31.29
Canceled/Expired	(48,722)	37.56
Balance at Dec. 31, 2018	6,714,283	$25.67	2.0
Vested and expected to vest at Dec. 31, 2018	6,714,283	25.67	2.0
Exercisable at Dec. 31, 2018	6,714,283	25.67	2.0

Summary of Stock Options Outstanding by Exercise Price

Stock options outstanding at Dec. 31, 2018
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$ 18 to 31	6,714,283	2.0	$25.67	6,714,283	$25.67

(a)	At Dec. 31, 2017 and Dec. 31, 2016, 9,302,140 and 21,241,568 options were exercisable at a weighted-average price per common share of $27.27 and $32.57, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options
(in millions)	2018	2017	2016
Outstanding at Dec. 31,	$144	$247	$315
Exercisable at Dec. 31,	$144	$247	$315

Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2018.

Non-vested PSU, restricted stock and RSU activity	Number of shares	Weighted-average fair value at grant date
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2017	16,731,332	$42.42
Granted	5,125,001	57.67
Vested	(7,005,313)	39.06
Forfeited	(639,308)	45.90
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2018	14,211,712	$49.43